Stock Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Weighted-Average Assumptions
The weighted-average assumptions for the years ended January 31 are noted in the following table:

	2021	2020
Expected volatility	55.0%	50.0%
Expected dividend yield	0.0%	0.0%
Expected option term (in years)	2.0	2.0
Risk-free interest rate	0.23%	2.27%

Summary of the Status of Stock Options Under the Stock Incentive Plan
Presented below is a summary of the status of the stock options under the Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Intrinsic Value of outstanding options
			(Years)
Outstanding at February 1, 2021	2,181,668	0.53	5.9	5,572,988
Granted	—	—	—	—
Exercised	(591,157)	0.52	5.2	7,287,806
Forfeited or expired	(115,671)	0.57	5.5	—

Outstanding at October 31, 2021	1,474,840	0.53	5.1	18,173,257

Exercisable at October 31, 2021	1,462,370	0.52	5.1	18,024,597

Presented below is a summary of the status of the stock options under the Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Intrinsic Value of Outstanding Options
Outstanding at February 1, 2019	4,211	$0.54	6.8	$4,431
Granted	—	—	—
Exercised	(365)	$0.50	6.4	$397
Forfeited or expired	(244)	$0.64	6.9

Outstanding at January 31, 2020	3,602	$0.54	6.9	$4,088

Exercisable at January 31, 2020	2,638	$0.50	6.7	$3,069

Outstanding at February 1, 2020	3,602	$0.54	5.9	$4,088
Granted	—	—	—
Exercised	(403)	$0.52	5.2	$468
Forfeited or expired	(1,017)	$0.57	6.1

Outstanding at January 31, 2021	2,182	$0.53	5.9	$5,573

Exercisable at January 31, 2021	1,995	$0.52	5.8	$5,116

Summary of the Status of Outstanding RSU's
Presented below is a summary of the status of outstanding RSUs, including showing the vesting status other than the liquidity event condition:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at February 1, 2021	9,712,169	$11.75
Granted	2,181,077	12.85
Vested	(2,430,871)	12.85
Forfeited or expired	(1,257,920)	12.85

Non-vested at October 31, 2021	8,204,455	$11.55

Presented below is a summary of the status of outstanding RSUs, including showing the vesting status other than the liquidity event condition:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at February 1, 2019	1,592	$1.58
Granted	13,969	1.63
Vested	(909)	1.63
Forfeited or expired	(255)	1.62

Non-vested at January 31, 2020	14,397	$1.62

Non-vested at February 1, 2020	14,397	$1.62
Granted	2,029	3.08
Vested	(5,090)	1.70
Forfeited or expired	(1,624)	2.06

Non-vested at January 31, 2021	9,712	$1.82